Commitments, liabilities and contingencies	12 Months Ended
Mar. 31, 2025
Disclosure of Commitments and Contingent Liabilities [Abstract]
Commitments, liabilities and contingencies
48.
Commitments, liabilities and contingencies (to the extent not provided for)
(i)
Contingent liabilities

Description	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	484	484	6
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	1,283	1,289	15
Income tax disallowances / demands under litigation#	190	257	3
Others^	759	2,983	35

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

^includes: (a) Disputes related to land; (b) Water tax on Electricity Generation Act, 2012; (c) Periphery charges (March 31, 2025: INR 1,114; March 31, 2024: INR Nil); (d) Compensation for short-supply; and (e) Forecasting, Scheduling, Deviation Settlement Mechanism (DSM Regulations, 2018) etc.

(ii)
Commitments

Estimated amount of contracts remaining to be executed on capital account and not provided for in the financial statements

As at March 31, 2025, the Group has capital commitment (net of advances) pertaining to commissioning of wind and solar energy projects of INR 56,528 (March 31, 2024: INR 56,857).

Guarantees

The Group has obtained guarantees from financial institutions as a part of the bidding process for establishing renewable projects. Further, the Group issues irrevocable performance bank guarantees in relation to its obligation towards construction and transmission infrastructure of renewable power projects plants as required by the PPA and such outstanding guarantees are INR 48,017 as at March 31, 2025 (March 31, 2024: INR 31,733).

The terms of the PPAs provide for the delivery of a minimum quantum of electricity at fixed prices.